Amounts Due Under Credit Facilities	12 Months Ended
Dec. 31, 2012
Amounts Due Under Credit Facilities
11.	AMOUNTS DUE UNDER CREDIT FACILITIES

	December 31,
	2012	2011
Non-revolving bank loans (a)	$—	$5,719
Two-year extendible loan facility (b)	—	39,165

	$—	$44,884

(a)

In October 2007, Turquoise Hill obtained non-revolving bank loans which were due on demand. Certain securities and other investments were pledged as collateral against these bank loans. In September 2012, Turquoise Hill made payments to settle all amounts outstanding under the non-revolving bank loans.

(b)

In April 2009, Turquoise Hill obtained a non-revolving, two-year extendible loan facility. Upon the loan facility’s original maturity in October 2010, Turquoise Hill elected to utilize the first one-year extension. In October 2011, Turquoise Hill elected to utilize the second one-year extension, extending the loan’s maturity to October 2012. Certain securities and other investments were pledged as collateral against the loan facility. In September 2012, Turquoise Hill made payments to settle all amounts outstanding under the non-revolving loan facility.